Investment Securities (Amortized Cost And Fair Value By Contractual Maturity) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 220,541
Due from one year to five years	108,996
Due from five years to ten years	1,904,349
Due after ten years	1,222,941
Held-to-maturity debt securities, Amortized cost	3,456,827	2,706,982
Held-to-maturity debt securities, Fair value:
Due in one year or less	220,972
Due from one year to five years	110,710
Due from five years to ten years	1,937,429
Due after ten years	1,229,351
Held-to-maturity debt securities, Fair value	3,498,462	2,735,127
Available-for-sale debt securities, Fair value:
Due in one year or less	17,294,475
Due from one year to five years	18,630,593
Due from five years to ten years	5,506,190
Due after ten years	4,158,682
Available-for-sale debt securities, Fair value	¥ 45,589,940